Equity - Reserves (Details) - Reserves € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Haema Plasma Kft.
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of subsidiary, equity	€ (14)
Grifols Malaysia Sdn Bhd
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of subsidiary, equity	€ 5